INVESTMENT IN JOINT VENTURE - Movement in the carrying amount of the investment in joint venture (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
INVESTMENT IN JOINT VENTURE
Carrying amount at January 1, 2026	$ 12,050,000
Share-based compensation	30,000
Change in receivable from THI related to supplier reimbursement obligations	(304,000)
Share of profit (loss) of THI for the six months ended June 30, 2026 before the accretion adjustment.	(655,000)
Carrying amount at June 30, 2026	$ 11,121,000